COMMITMENTS AND CONTINGENCIES - Debt Obligations (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Expected repayment amount of debt obligation
Less than 1 year	¥ 172,959
1 - 2 years	292
Interest payments
Liabilities to Pre-IPO Series C-1 preferred shareholders (Note 15)	506,478
Total debt obligations	173,251
Total interest payments	339,385
Funding Debts obligations
Expected repayment amount of debt obligation
Less than 1 year	10,854,466
1 - 2 years	176,682
Interest payments
Less than 1 year	329,332
1 - 2 years	10,053
Total debt obligations	11,031,148
Total interest payments	339,385
Short-term and long-term borrowings obligations
Expected repayment amount of debt obligation
Less than 1 year	168,844
1 - 2 years	289
Interest payments
Less than 1 year	4,115
1 - 2 years	3
Total debt obligations	169,133
Total interest payments	4,118
Convertible Loans
Expected repayment amount of debt obligation
Less than 1 year	506,478
Interest payments
Liabilities to Pre-IPO Series C-1 preferred shareholders (Note 15)	506,478
Total debt obligations	506,478
Liabilities to Individual Investors - Juzi Licai | Funding Debts obligations
Expected repayment amount of debt obligation
Less than 1 year	9,627,850
1 - 2 years	157,321
Interest payments
Total debt obligations	9,785,171
Liabilities to Institutional Funding Partners | Funding Debts obligations
Expected repayment amount of debt obligation
Less than 1 year	897,284
1 - 2 years	9,308
Interest payments
Total debt obligations	¥ 906,592